Other Accrued Liabilities	12 Months Ended
Mar. 31, 2013
Payables And Accruals [Abstract]
Other Accrued Liabilities
22.	OTHER ACCRUED LIABILITIES

	March 31, 2013	March 31, 2012
	US$	US$
Accrued expenses	2,241,659	2,587,698
Other tax payable	997,001	2,189,302
Land use right payable – operating lease	784,400	793,301
Other payables for procuring materials for customers	5,194,086	—
Other payable	426,492	1,067,550

	9,643,638	6,637,851